Transactions with Related Parties - Credit Facility (Details)	1 Months Ended	9 Months Ended
	Jun. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Number of vessels provided as collateral | vessel		23
Proceeds from long-term debt | $		$ 128,800,000	$ 78,400,000
Number of vessels debt free | vessel		1
Line of credit
Line of Credit Facility [Line Items]
Line of credit facility | $	$ 70,000,000	$ 60,000,000
Long-term debt, tenor	5 years	5 years
Number of vessels provided as collateral | vessel	7
Proceeds from long-term debt | $	$ 64,300,000
Number of vessels financed by credit facility | vessel	8
Number of vessels debt free | vessel	1
Line of credit | Secured debt
Line of Credit Facility [Line Items]
Line of credit facility | $	$ 30,000,000	$ 30,000,000
Long-term debt, tenor		5 years
Line of credit | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility | $	$ 40,000,000	$ 30,000,000